WARRANT LIABILITIES (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 D $ / shares shares	Sep. 30, 2021 D $ / shares shares
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	0	7,800,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	0	11,500,000
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year	1 year
Public Warrants expiration term	5 years	5 years
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Public Warrants | Class A Ordinary shares
Class of Warrant or Right [Line Items]
Share price | $ / shares	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60	60
Trading days determining volume weighted average price	20 days	20 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders		30
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.10	$ 0.10
Threshold number of business days before sending notice of redemption to warrant holders	30	30
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%